Common Stock - Schedule of Common Stock Capital Shares Reserved For Future Issuance (Detail) - shares	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Class of Stock [Line Items]
Common stock shares reserved for future issuance		31,205,249	31,477,391
Employee Stock [Member]
Class of Stock [Line Items]
Common stock shares reserved for future issuance		5,055,505	5,291,791
Common Stock [Member]
Class of Stock [Line Items]
Warrants to purchase	228,178	256,411	256,411	256,411
Senior A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock shares reserved for future issuance		6,223,202	6,223,202
Warrants to purchase		358,979	358,979
Senior B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock shares reserved for future issuance		4,185,616	4,185,616
Junior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock shares reserved for future issuance		14,902,717	14,902,717
Warrants to purchase		222,819	258,675